Other operating costs	12 Months Ended
Dec. 31, 2022
Detailed Information About Other Operating Costs [Abstract]
Other operating costs
13. Other operating costs
The following table provides a breakdown for other operating costs:

	For the years ended December 31,
(€ thousands)	2022	2021	2020
Costs related to the Business Combination	—	(152,869)	—
Travel expenses	(14,247)	(7,919)	(5,886)
Bank fees	(10,979)	(8,939)	(6,665)
Indirect taxes	(4,694)	(3,327)	(3,541)
Gifts, associations and donations	(3,255)	(2,891)	(10,834)
Stationary and other materials	(2,093)	(1,766)	(1,904)
Gains/(Losses) on disposals of assets	1,124	(1,153)	(1,091)
Other operating costs	(6,998)	(1,972)	(478)
Total other operating costs	(41,142)	(180,836)	(30,399)
Costs related to the Business Combination for the year ended December 31, 2021 include (i) €114,963 thousand relating to the excess of the fair value of Zegna ordinary shares issued as part of the Business Combination and the fair value of IIAC’s identifiable net assets acquired, accounted for in accordance with IFRS 2 and measured based on the closing price of IIAC’s shares of $10.14 per share on December 17, 2021, and (ii) €37,906 thousand for the issuance of 5,031,250 Zegna ordinary shares to the holders of IIAC class B shares to be held in escrow, accounted for in accordance with IFRS 2 and measured using a Monte Carlo simulation model. The release of these shares from escrow is subject to achievement of certain targets within a seven-year period. For additional information related to the Business Combination please refer to Note 1 — General information.
Gifts, associations and donations in 2022 includes a donation of €1,000 thousand to the United Nations High Commissioner for Refugees (UNHCR) to support initiatives related to the humanitarian emergency in Ukraine. Gifts, associations and donations in 2020 includes donations amounting to €4,482 thousand to support the Civil Protection in Italy and other initiatives during the COVID-19 pandemic period, as well as contributions to Fondazione Zegna for €200 thousand.